Expense Example - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Feb. 26, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	1,845
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	2,031
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,080
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	$ 1,775